Risk management - Schedule of regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management [Abstract]
Level 1 ordinary eligible capital (EUR million)	€ 74,202	€ 72,402	€ 69,399
Level 1 additional eligible capital (EUR million)	8,831	10,050	9,102
Level 2 eligible capital (EUR million)	14,359	14,865	12,514
Risk-weighted assets (EUR million)	€ 609,266	€ 578,930	€ 562,580
Level 1 ordinary capital coefficient (CET 1)	12.18%	12.51%	12.34%
Level 1 additional capital coefficient (AT1)	1.45%	1.73%	1.61%
Level 1 capital coefficient (TIER1)	13.63%	14.24%	13.95%
Level 2 capital coefficient (TIER 2)	2.36%	2.57%	2.23%
Total capital coefficient	15.99%	16.81%	16.18%